POST-EMPLOYMENT BENEFIT - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFIT
Current service cost	R$ (386)	R$ (157)	R$ (219)
Interest on actuarial obligation	(58,879)	(57,337)	(56,119)
Total expense recognized in profit or loss	R$ (59,265)	R$ (57,494)	R$ (56,338)